Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2055 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(4.42%)
2012	15.73%
2013	23.17%
2014	4.25%
2015	(2.28%)
2016	10.52%
2017	20.34%
2018	(9.22%)
2019	23.05%
2020	13.42%